Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2021
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management:

1)	Financial risk factors

The Group is exposed to a variety of financial risks such as: market risks (including currency risks, fair value interest rate risk, cash flow interest rate risk and price risk), credit risks and liquidity risks. The Group’s overall risk management plan focuses on the unpredictability of financial markets and seeks to minimize the potential adverse effects on the Group’s financial performance.

Risk management is performed by the finance department according to the policy authorized by the board of directors.

a)	Market risk - Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

The Group operates internationally and is exposed to foreign exchange risks due to exposure to Foreign Currencies, primarily the NIS. Foreign exchange risk arises from future commercial transactions, assets or liabilities denominated in foreign currency.

The Group’s policy to reduce the exposure to changes in exchange rates is based on maintaining, where possible, the balances of current monetary assets, according to the currency of the current liabilities.

As of December 31, 2021, 2020 and 2019 if the Group’s functional (USD) had weakened/strengthened by 10% against the NIS, with all other variables held constant, the loss for the year would decrease/increase by USD 379 thousand, USD 408 thousand and USD 27 thousand, accordingly.

b)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

Credit risks are treated at the Group level. Credit risks arise typically from cash and cash equivalents, bank deposits and from credit exposures in connection with outstanding receivables and committed transactions.

No credit limits were exceeded during the reported periods and Group’s management does not expect any losses from non-performance of these parties.

c)	Liquidity risk

Liquidity risk exists where the Group might encounter difficulties in meeting its financial obligations as they become due. The Group monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

Cash flow forecasting is performed by the Group’s finance department. The finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure that it has sufficient cash to meet operational needs, while maintaining sufficient headroom on its undrawn committed borrowing facilities, so that the Group does not breach any of its credit facilities.

Liquidity risk arises from financial liabilities due to payable balances as of December 31, 2021, 2020 and 2019 sum up to USD 7,556 thousands, USD 2,051 thousands and USD 1,435 thousands, accordingly.

2)	Estimates of fair value

Below is analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 3).

Financial assets

The Company has several financial assets measured at fair value through profit or loss, which meet the level 1 and level 3 criteria as of December 31, 2020, and 2021 as follow:

During 2020 The Company invested in Safo in the amount of USD 100 thousand in respect of 91,743 warrants and shares (represent holding of 0.47% Safo issued and outstanding share capital). The investment in share meets level 1 criteria. The investment in warrants meets level 3 criteria.

During 2021 the Company sold shares of Automax and since March 2021 the investment is measured at fair value through profit or loss and meets level 1 criteria. See also note 3.F.

During 2021 the Company invested in Safee and holds of 2.35% Safee issued and outstanding share capital. The investment meets level 1 criteria.

During 2021 the Company invested in Tondo and holds of 2.29% Tondo issued and outstanding share capital. The investment meets level 1 criteria.

During 2021 the Company invested in SciSparc and holds of 4.85% SciSparc issued and outstanding share capital. The investment meets level 1 criteria. See also note 3.K.

During 2021 the Company invested in Maris-Tech an amount of USD 240 thousands to purchase 78,370 shares and warrants and holds of 2.09% Maris-Tech issued and outstanding share capital. The investment and warrants were measured according to fair value through profit or loss and meet level 3 criteria.

The following table presents the level 1 and 3 fair value financial assets as of December 31, 2020 and 2021:

	December 31, 2021			December 31, 2020
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Gix Media’s shares (see note 3.E)	-	-	-	-	2,438	2,438
Gix warrants (see note 3.E)	-	-	-	-	14	14
Gix conversion right (see note 3.E)	-	-	-	-	1,393	1,393
Gix anti-dilution protection (see note 3.E)	-	469	469	-	473	473
ABI	-	126	126
Safo investment	53	-	53	113	-	113
Safo warrants	-	34	34	-	98	98
ScoutCam warrants	-	-	-	-	-	-
Maris investment	-	303	303	-	-	-
Tondo investment	429	-	429	-	-	-
Safee investment	400	-	400	-	-	-
SciSparc investment	911	-	911	-	-	-
Polyrizon warrants	-	516	516	-	-	-
Automax (see note 3.F)	1,676	-	1,676	-	-	-
Total	3,469	1,448	4,917	113	4,416	4,529

The following table presents the Level 1 financial assets roll-forward:

	Investment in SAFO	Tondo	Safee	SciSparc ltd	Automax (Matomy)	Total
	USD in thousands

Balance as of January 1, 2021	113	-	-	-	-	113

Initial recognition at fair value upon dilution of equity investment	-	-	-	-	1,553	1,553
Purchase of securities	-	472	400	825	279	1,976
Sale of securities	-	(42)	-		-	(42)
Net change in fair value of financial assets at fair value recognized through profit or loss	(60)	(1)	-	86	(156)	(131)
Balance as of December 31, 2021	53	429	400	911	1,676	3,469

The following table presents the Level 3 financial assets roll-forward during 2021:

	Gix Media’s shares	Gix Warrants	ScoutCam warrants	Maris investment and warrants	Conversion Right	Polyrizon warrants	ABI	Anti-dilution	SAFO Warrants	Total
	USD in thousands
Balance as of January 1, 2021	2,438	14	-	-	1,393	-	-	473	98	4,416
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)	-	-	97	-	-	-	-	-	-	97
Exercise of warrants (Note 3)	-	-	(51)	-	-	-	-	-	-	(51)
Initial recognition of financial asset	-	-	-	240	-	-	126	-	-	366
Net changes at fair value recognized through profit or loss	373	(14)	(46)	63	213	516	-	(4)	(64)	1,037
Exercise of Conversion Right (see note 3.F)	(2,811)	-	-	-	(1,606)	-	-	-	-	(4,417)
Balance as of December 31, 2021	-	-	-	303	-	516	126	469	34	1,448

Total unrealized profits for the period included in profit or loss for assets held at the end of the reporting period amounted to USD 3,246 thousand.

The following table presents the Level 3 financial assets roll-forward during 2020:

	Gix Media’s shares	Gix Warrants	Reverse earn out	Conversion Right	Anti- dilution	SAFO Warrants	Total
	USD in thousands
Balance as of January 1, 2020	2,637	71	-	619	289	-	3,616
Initial recognition of financial asset	196	-	(196)	-	-	98	98
Changes in fair value recognized through profit or loss	(395)	(57)	196	774	184	-	702
Balance as of December 31, 2020	2,438	14	-	1,393	473	98	4,416

The following table presents the Level 3 financial assets roll-forward during 2019:

	Linkury’s shares	Algomizer Warrants	Reverse earn out	Conversion Right	Anti- dilution	Total
	USD in thousands
Balance as of January 1, 2019	-	-	-	-	-	-
Initial recognition of financial asset	2,501	162	13	617	231	3,524
Changes in fair value recognized within profit or loss	136	(91)	(13)	2	58	92
Balance as of December 31, 2019	2,637	71	-	619	289	3,616

Total unrealized profits for the period included in profit or loss for assets held at the end of the reporting period amounted to USD 105 thousand.

Financial liabilities

Level 1 financial instruments:

As of December 31, 2021, and December 31,2020, the Group has financial liability measured at level 1 – Warrants C (see note 12(b)).

The fair value of financial instruments traded in active markets is based on quoted market prices at the statement of financial position date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 3 financial instruments:

The Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria as of December 31, 2021 – warrants issued to investors (see note 12(b)(1)-(2)) and commitment to issue warrants to lenders of Jeffs’ Brands upon IPO (see note 3E).

The following table presents the financial liabilities that were measured at fair value through profit or loss:

	December 31,			December 31,
	2021			2020
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Fair value of warrants	555	137	692	1,003	36	1,039

The following table presents the Level 3 financial liabilities roll-forward during 2021:

Warrants
USD in thousands
Opening balance as of January 1, 2021	36
Changes in fair value of warrants issued to investors	(36)
Closing balance as of December 31, 2021	-

The following table presents the Level 3 financial liabilities roll-forward during 2020:

Warrants
USD in thousands
Opening balance as of January 1, 2020	40
Changes in fair value of warrants issued to investors	(6)
Closing balance as of December 31, 2020	36

The following table presents the Level 3 financial liabilities roll-forward during 2019:

Warrants
USD in thousands
Opening balance as of January 1, 2019	97
Changes in fair value of warrants issued to investors	(57)
Closing balance as of December 31, 2019	40

Valuation processes of the Group:

Set forth below are details regarding the valuation processes of the Group as of December 31,2021:

1)

Warrants issued on December 6, 2016: as part of a registered direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 63.32%, risk-free interest of 0.19%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. see Note 12(b).

Warrants issued on March 29, 2017: as part of a public offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 63.2%, risk-free interest of 0.19%, expected term of 5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 12(b).

Warrants issued on November 28, 2017: as part of a direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 63.2%, risk-free interest of 0.19%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 12(b).

Series C warrants - financial instruments measured at fair value through profit or loss. For details, see Note 12(b).

2)	Anti-dilution feature - the Company used the Black-Scholes model, using the following principal assumptions: share price: NIS 1.45, 25% probability for the occurrence of an anti-dilution event, expected volatility of 46.85%, risk-free interest of 0.67%, expected term of 3 years following the issuance date.

3)	ScoutCam warrants- the Company used the Black-Scholes model, using the following principal assumptions: share price of USD 6.3, expected volatility of 49.5%, risk-free interest of 0.65%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

4)	Gix warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price of NIS 1.45, expected volatility of 46.85%, risk-free interest of 0.67%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

5)	Investment in SAFO, Tondo, SciSparc and Automax - financial instruments measured at fair value through profit or loss.

6)	Safee investment - on October 12, 2021 the Company invested in Safee. Since Safee is a small private company, which does not raise funds on a regular basis and does not have significant activity that indicates a change in fair value, the Company assumes that there is no reason to believe that there is a material change in value and that the investment value adequately represents the fair value at the reporting date. This assumption is reviewed at each cut-off date.

7)

Maris investment - on March 24, 2021 the Company invested in Maris. On February 01, 2022 Maris completed initial public offering of units consisting of warrants and shares for USD 4.2 per unit and started to trade on Nasdaq at USD 3.15 per share. The Company assumed the share price as of the first trading date of Maris shares represents the fair value of Maris shares as of December 31, 2021. The fair value of the warrants was calculated using the Black & Scholes option price model, based on the following assumptions:

Non-IPO scenario: share price: USD 3.15, expected volatility of 63.2%, risk-free interest of 0.24%, expected term of 2.5 years following the grant date.

IPO scenario: share price: USD 3.15, expected volatility of 55.81%, risk-free interest of 0.81%, expected term of 5 years following the grant date.

8)	SAFO warrants- the Company used the Black-Scholes model, using the following principal assumptions: share price: USD 7.56, expected volatility of 78.86%, risk-free interest of 0.97%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

9)

Polyrizon Options- the Original Option (as defined in note 3H) was measured at fair value through profit and loss and was calculated using the Black & Scholes option price model. The Original Option and the Alternative Option (as defined in note 3H) was calculated based on management’s expectations for the IPO scenario.

Non-IPO scenario: share price: USD 0.0544, expected volatility of 87.86%, risk-free interest of 0.85%, expected term of 2.77 years following the grant date.

IPO scenario: share price: 120% of expected IPO share price, expected volatility of 93.76%, risk-free interest of 0.97%, expected term of 3.55 years following the grant date.

10)	Options to employees and advisors. For details, see Note 12(c).

Set forth below are details regarding the valuation processes of the Group as of December 31, 2020:

1)	Warrants issued on December 6, 2016: as part of a registered direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 80.94%, risk-free interest of 0.13%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. see Note 12(b)(2).

2)	Warrants issued on March 29, 2017: as part of a public offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 82.35%, risk-free interest of 0.13%, expected term of 5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 12(b)(1).

3)	Warrants issued on November 28, 2017: as part of a direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 91.72%, risk-free interest of 0.23%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 12(b)(2).

4)	Series C warrants - financial instruments measured at fair value through profit or loss. For details, see Note 12(b)(3).

5)	Investment in Safo - financial instruments measured at fair value through profit or loss.

6)	Linkury shares - the Company used the Discounted Cash Flow (DCF) model for a period of 7 years, using the following principal assumptions: weighted average cost of capital (WACC) – 21.3%. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions. A shift of the WACC by +/- 1% results in a change in fair value of Linkury shares of USD 445. For details, see Note 3.

7)	Gix warrants - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 52.31%, risk-free interest of 0.23%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 3.

8)	Anti-dilution - the Company used the Black-Scholes model, using the following principal assumptions: 25% probability for the occurrence of an anti-dilution event, expected volatility of 52.31%, risk-free interest of 0.13%, expected term of 3 years following the issuance date. An increase of the probability for the occurrence of anti-dilution event by 10% would have increased the fair value of Anti-dilution by USD 189 thousands. For details, see Note 3.

9)	Conversion right - the exercise of a replacement option will be carried out in two tranches the Company used the Monte Carlo method for a period of 3 years following the grant date, using the following principal assumptions: first beat expected volatility 66.77%, risk-free interest 0.04% second beat expected volatility 57.66%, risk-free interest 0.06%. For details, see Note 3.

10)	Options to employees and advisors. For details, see Note 12(c).

Set forth below are details regarding the valuation processes of the Group as of December 31,2019:

1)	Warrants which were issued on December 6, 2016, as part of a registered direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 82.19%, risk-free interest of 0.23%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.

2)	Warrants which were issued on March 29, 2017, as part of a public offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 84.49%, risk-free interest of 0.19%, expected term of 5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 13(b)(1).

3)	Warrants which were issued on November 28, 2017, as part of a direct offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 85.23%, risk-free interest of 0.32%, expected term of 5.5 years following the grant date. The liability amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 13(b)(2).

4)	Series C warrants - level 1 financial instruments measured at fair value through profit or loss. For details, see Note 13(b)(3).

5)	Linkury shares - the Company used the Discounted Cash Flow (DCF) model for a period of 7 years, using the following principal assumptions: weighted average cost of capital (WACC) – 20.9%. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions. A shift of the WACC by +/- 5% results in a change in fair value of Linkury shares of USD 55 thousands. For details, see Note 4.

6)	Algomizer warrants - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 34.74%, risk-free interest of 0.24%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 4.

7)	Anti-dilution - the Company used the Black-Scholes model, using the following principal assumptions: 25% probability for the occurrence of an anti-dilution event, expected volatility of 34.74%, risk-free interest of 0.24%, expected term of 3 years following the issuance date. An increase of the probability for the occurrence of anti-dilution event by 10% would have increased the fair value of Anti-dilution by USD 116 thousands. For details, see Note 4.

8)	Reverse earn out - the Company used the Monte Carlo model for a period of 0.32 years following the grant date, using the following principal assumptions: expected volatility 22.9%, risk-free interest 0.12%. For details, see Note 4.

9)	Conversion right - the Company used the Monte Carlo method for a period of 3 years following the grant date, using the following principal assumptions: expected volatility 34.74%, risk-free interest 0.24%. For details, see Note 4.

10)	Options to employees and advisors. For details, see Note 12(c).